Loans, Net (Details) $ / shares in Units, $ in Thousands				6 Months Ended		12 Months Ended
	Jul. 07, 2022 USD ($)	Jul. 07, 2022 ILS (₪)	Apr. 29, 2021 USD ($) $ / shares shares	Jun. 30, 2023 USD ($) $ / shares shares	Jun. 30, 2022 USD ($)	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($)	Feb. 27, 2023 $ / shares shares	Dec. 31, 2022 ILS (₪) shares	Feb. 17, 2022 USD ($)	Mar. 25, 2021 USD ($)	May 07, 2020 USD ($)	Jun. 01, 2018 USD ($)	Feb. 19, 2017 USD ($)
Loans, Net (Details) [Line Items]
Aggregate principal amount						$ 462				₪ 1,710	$ 350
Issuance of warrants (in Shares) | shares						65,563				65,563
Exercise price of per share (in Dollars per share) | $ / shares			$ 5.12						$ 5
Amortization of discount and interest expenses				$ 13	$ 2	$ 14	$ 14	$ 29
Warrants purchase (in Shares) | shares			9,764
Warrant value				$ 106		50
Line of Credit Facility, Fair Value of Amount Outstanding						672
Represent value						$ 712
Interest rate						15.45%				15.45%	5.00%
Principal amounts interest rate											80.00%
Preferred Stock, Shares Issued (in Shares) | shares				0		5,714,400	5,714,400			5,714,400
Exercise price (in Dollars per share) | $ / shares						$ 5.12
Aggregate cost						$ 10,000						$ 54	$ 75
PPP Amount bears interest rate							1.00%
Other income				$ 269			$ 129
Agreement amount received	$ 900	₪ 3,100,000
Royalty amount received	1,200	₪ 4,172,760,000
Minimum annual payment	$ 330
Percentage of outstanding repayment and payment amount						50.00%
Percentage of discount outstanding						35.00%
Non-refundable one-time fee						$ 13
Percentage of payment amount plus VAT						200.00%
Financing, less rate						20.00%				20.00%
Value of divided						$ 62,500
Issuance term						10 years				10 years
Total incremental						$ 1
Payments of Loan Costs						12
Repayment amount						$ 330
Warrant [Member]
Loans, Net (Details) [Line Items]
Issuance of warrants (in Shares) | shares									97,500
Financing, less rate						20.00%				20.00%
Floating rate [Member]
Loans, Net (Details) [Line Items]
Principal amounts interest rate											8.25%
Prime Rate [Member]
Loans, Net (Details) [Line Items]
Principal amounts interest rate											5.00%
Maximum [Member]
Loans, Net (Details) [Line Items]
Exercise price of per share (in Dollars per share) | $ / shares				$ 5.12
Warrant total amount						$ 2,875
Amortization of discount and interest expenses						12
Minimum [Member]
Loans, Net (Details) [Line Items]
Exercise price of per share (in Dollars per share) | $ / shares				$ 4
Warrant total amount						$ 125
Amortization of discount and interest expenses							$ 59
Warrant value			$ 50
IPO [Member]
Loans, Net (Details) [Line Items]
Financing, less rate						20.00%				20.00%
Series C Preferred Stock [Member]
Loans, Net (Details) [Line Items]
Preferred Stock, Shares Issued (in Shares) | shares						4,785				4,785
Loans and Security Agreement [Member]
Loans, Net (Details) [Line Items]
Aggregate principal amount														$ 3,000	$ 3,000
Bearing interest rate															3.50%
Interest rate															5.00%
Shares issued (in Shares) | shares						41,040
Remaining balance principal due			667
Line of Credit Facility, Commitment Fee Amount			$ 50
Convertible Preferred Stock [Member]
Loans, Net (Details) [Line Items]
Issuance of warrants (in Shares) | shares						41,040				41,040
Exercise price of per share (in Dollars per share) | $ / shares						$ 5.12
IBI Spikes Ltd [Member]
Loans, Net (Details) [Line Items]
Percentage of payment amount plus VAT						1.50%
2022 Loan Agreement [Member]
Loans, Net (Details) [Line Items]
Interest rate											80.00%